Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 3,049,442	$ 2,360,948
Held-to-maturity securities	1,499,218	1,582,849
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	3,049,442	2,360,948
Held-to-maturity securities	1,548,265	1,654,666
Obligations of foreign governments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Obligations of foreign governments | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	781,843	203,563
Level 1 | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	781,843	203,563
Level 1 | Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	101,387	101,237
Level 1 | Equity securities | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	101,387	101,237
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FHLB stock	158,839	173,009
Customer accounts	9,946,586	8,585,068
FHLB advances and other borrowings	2,054,437	2,064,248
Level 2 | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FHLB stock	158,839	173,009
Customer accounts	10,716,928	9,090,271
FHLB advances and other borrowings	1,930,000	1,930,000
Level 2 | U.S. agency securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	731,943	533,975
Level 2 | U.S. agency securities | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	731,943	533,975
Level 2 | Obligations of states and political subdivisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	23,681	22,545
Level 2 | Obligations of states and political subdivisions | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	23,681	22,545
Level 2 | Corporate debt securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	509,007	452,015
Level 2 | Corporate debt securities | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	509,007	452,015
Level 2 | Agency pass through mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,584,508	1,251,176
Held-to-maturity securities	1,499,218	1,582,849
Level 2 | Agency pass through mortgage-backed securities | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,584,508	1,251,176
Held-to-maturity securities	1,548,265	1,654,666
Level 2 | Other commercial mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	98,916	0
Level 2 | Other commercial mortgage-backed securities | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	98,916	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable	8,667,771	8,070,279
Covered loans	176,761	300,610
FDIC indemnification asset	35,976	62,300
Level 3 | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable	8,148,322	7,528,030
Covered loans	176,476	295,947
FDIC indemnification asset	$ 36,860	$ 64,615